Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Supplemental Information and Lease Cost

The table below presents supplemental information related to operating leases:

	Years Ended December 31,
	2024	2023
Operating lease costs during the year	$321	$340
Cash payments included in the measurement of operating lease liabilities during the year	$289	$225
Operating lease liabilities arising from obtaining lease right-of-use assets during the year	$1,185	$—
Weighted-average remaining lease term (in months) as of year-end	24	5
Weighted-average discount rate during the year	8.76%	6.85%

The components of operating lease costs were as follows:

	Years Ended December 31,
	2024	2023
Operating lease costs:
Research and development	$234	$210
Sales, general and administrative	87	130
Total operating lease costs (1)	$321	$340
(1)	Month-to-month lease arrangements for the years ended December 31, 2024 and 2023 of $184 and $138, respectively, are included in operating lease costs.

Schedule of Operating Lease Maturities

Maturities of the operating lease liabilities are summarized as follows as of December 31, 2024:

Year Ending December 31,
2025	$548
2026	566
Minimum lease payments	1,114
Less imputed interest	(90)
Present value of operating lease liabilities	$1,024
Current portion of operating lease liabilities	$481
Noncurrent portion of operating lease liabilities	543
Total operating lease liabilities	$1,024